BUFFALO(R)
Funds

Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund

SEMIANNUAL REPORT
September 30, 2000


MESSAGE
To Our Shareholders

Once again, the Buffalo Funds have provided outstanding performance, with each of the Funds beating its peer group year-to-date as of September 30, 2000 (see performance chart on page 4). While past performance is no guarantee of future results, within each Fund's investment objective the portfolio managers focus their research on the investment's quality and value rather than whether a purchase fits a certain category, class or rating, and this strategy has been well-rewarded.

Another result of the careful management of the Funds has been their tax efficiency. Careful portfolio management means that portfolio securities are sold when it is appropriate to do so for investment reasons, but we are also very sensitive to the tax ramifications of those sales. We have been very fortunate, and while it will be a difficult year to avoid making capital gains distributions, we are taking proactive steps to minimize the tax consequences of the gains we have experienced. Information about distributions is available on our web site at www.buffalofunds.com, and is updated throughout the year.

As of September 30, the Buffalo Funds included about 12,100 accounts, totaling $202 million in assets under management. Please see the Portfolio Management Review immediately following this letter, which contains information on the investment approach used by investment counsel, Kornitzer Capital Management, Inc., along with commentary on the markets and the performance of the Funds.

Should you have any comments or questions concerning your investments, please contact us at 1-800-49-BUFFALO or visit our web site. Thank you for your continued confidence and support.

Sincerely,

/s/Stephen S. Soden

Stephen S. Soden
President


Portfolio Management Review

We want to thank all of our shareholders for their continued support of the Buffalo Funds and Kornitzer Capital Management Inc. We are pleased to report continued strong results. In May of this year the Buffalo Equity, USA Global and High Yield Funds all celebrated their five-year anniversaries with favorable performance since inception relative to their comparable indices. We continue to vigilantly adhere to our investment discipline through the extreme stock market volatility and precarious macroeconomic environment. Our conviction level has increased, as we focus on longer-term trends and invest accordingly. We are enthusiastic about the continued performance of the Buffalo Funds and believe the future for equity securities looks bright.

With all the Buffalo Funds, our strategy is to remain focused on the longer-term trends, which we believe allows us to more easily separate information from noise. As we identify trends that are developing with a high degree of certainty, we believe we can be much more prescient, enabling us to invest opportunistically. For example, we view the recent stock market volatility, especially in the technology sector, as an opportunity to add to existing positions and add new securities to the portfolios. In addition to our focus on long-term trends, we pay close attention to valuation and use patience to buy securities with favorable risk/reward characteristics. According to the Buffalo Funds' performance numbers, the strategy is working, but we refuse to be overcome with hubris and believe a continual reevaluation of every security in the portfolios is required. We will not allow ourselves to become complacent.

Our strategy of continual security evaluation and diversification has benefited the Buffalo Funds through the increased stock market volatility. As a result of higher short-term interest rates, orchestrated by the Federal Reserve Chairman Alan Greenspan, and a surge in oil prices, the economy is beginning to decelerate. Unfortunately the above-mentioned factors have also put pressure on corporate earnings, especially in the technology sector. The technology-heavy Nasdaq Composite Index is down approximately 9.7% year-to-date and about 19.7% since the end of March. From its high registered on March 10, the Nasdaq Composite Index is down a whopping 27%. In these volatile markets our diversification efforts have paid off handsomely and insulated the Buffalo Funds from the sell-off in high P/E stocks. Year-to-date the Buffalo Balanced Fund, Equity Fund, High Yield Fund, Small Cap Fund and USA Global Fund are up 9.1%,
19.7%, 5.0%, 35.2% and 11.3% (price change and reinvested distributions), respectively, all outperforming their appropriate indices.

Although the near-term stock market volatility can be challenging, we view it as a bump in the road, and we are using it as an opportunity to buy well-managed, financially strong companies at depressed valuation levels. Peering through all the near-term noise, we believe the long-term future is very bright. Although the economy is decelerating, we view this as a positive, as it is much more likely that the Federal Open Market Committee (FOMC) will hold short-term rates steady or begin a process of lowering rates. Regarding oil, we believe if oil production is maintained at its current pace, oil prices will eventually begin to fall. Lower oil prices along with stable to lower short-term interest rates bode well for the stock market. Furthermore, a tight labor market and rising labor costs have caused inflation fears, but productivity growth, which has increased at an estimated 4%, has kept inflation in check. Going forward, we believe productivity gains have become more secular as a result of continued investment in technology, which we see as very positive for the overall economy and stock market.

We look forward to reviewing all the Funds with you in future letters. All of us on the KCM research team thank you for your confidence in our management of the Buffalo Funds. As fellow shareholders we are fully committed to your financial success in the future.

Sincerely,

/s/John C. Kornitzer

John C. Kornitzer
President

/s/Kent W. Gasaway

Kent W. Gasaway
Sr. Vice President

/s/Tom W. Laming

Tom W. Laming
Sr. Vice President

Investment Results -- Total Return
                                                             Nine Months        One Year       Five Years
                                                                Ended            Ended           Ended             Since
                                                               9/30/00          9/30/00         9/30/00         Inception*

BUFFALO BALANCED FUND                                            9.08%           15.31%           9.55%            9.95%
Lipper Balanced Fund Index                                       3.76%           11.11%          13.08%           13.62%

BUFFALO EQUITY FUND                                             19.69%           34.08%          21.08%           22.90%
Lipper Multi-Cap Core Fund Index                                 4.58%           21.84%          18.91%           20.09%

BUFFALO HIGH YIELD FUND                                          5.01%            5.73%           7.10%            8.44%
Lipper High Yield Bond Fund Index                               -2.68%           -0.06%           6.01%            6.38%

BUFFALO SMALL CAP FUND                                          35.19%           60.84%             n/a           25.84%
Lipper Small-Cap Core Fund Index                                11.60%           32.76%          14.00%            5.98%

BUFFALO USA GLOBAL FUND                                         11.34%           34.93%          22.56%           22.64%
Lipper Capital Appreciation Fund Index                           0.09%           26.16%          18.74%           20.43%
Lipper Global Fund Index                                        -3.25%           19.18%          14.72%           15.14%

*Buffalo Balanced Fund (8/12/94), Buffalo Equity Fund (5/19/95),
Buffalo High Yield Fund (5/19/95), Buffalo Small Cap Fund (4/14/98), Buffalo USA Global Fund (5/19/95).

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


Buffalo
Balanced Fund

SCHEDULE OF INVESTMENTS
September 30, 2000 (unaudited)
SHARES          COMPANY                                                                                             MARKET VALUE
COMMON STOCKS-- 65.53%
CONSUMER CYCLICAL-- 14.51%
        50,000  Argosy Gaming Co.*                                                                            $          906,250
         5,000  Barnes & Noble, Inc.*                                                                                     98,438
        26,000  Carnival Corp.                                                                                           640,250
        27,000  Elcor Corp.                                                                                              391,500
        20,000  Ethan Allen Interiors, Inc.                                                                              566,250
        12,500  Ford Motor Co.                                                                                           316,406
        20,000  ServiceMaster (The) Co.                                                                                  197,500
        32,000  Strayer Education, Inc.                                                                                  700,000
                                                                                                                       3,816,594
CONSUMER STAPLES-- 1.45%
         5,000  McDonald's Corp.                                                                                         150,938
         5,000  PepsiCo, Inc.                                                                                            230,000
                                                                                                                         380,938
ENERGY -- 2.72%
        97,000  Frontier Oil Corp.*                                                                                      715,375

FINANCIAL-- 13.82%
        14,000  American Express Co.                                                                                     850,500
         1,000  Amvescap                                                                                                 110,875
         8,500  Bank of America Corp.                                                                                    445,187
         7,500  Fleet Boston Financial Corp.                                                                             292,500
         6,000  PNC Bank Corp.                                                                                           390,000
        31,000  Stilwell Financial, Inc.                                                                               1,348,500
         5,000  Washington Mutual, Inc.                                                                                  199,062
                                                                                                                       3,636,624
HEALTH CARE-- 9.33%
         5,000  Abbott Laboratories                                                                                      237,812
         3,500  American Home Products Corp.                                                                             197,969
         5,000  Bristol Myers Squibb                                                                                     285,625
         4,000  Johnson & Johnson                                                                                        375,750
        12,000  Merck & Company, Inc.                                                                                    893,250
        10,000  Shering-Plough Corp.                                                                                     465,000
                                                                                                                       2,455,406
TECHNOLOGY-- 17.83%
         5,500  Analog Devices, Inc.*                                                                                    454,094
         5,000  Applied Materials, Inc.*                                                                                 296,562
        25,000  Atmel Corp.*                                                                                             379,688
         9,500  Cisco Systems, Inc.*                                                                                     524,875
        15,000  Compaq Computer Corp.                                                                                    413,700
        12,000  Intel Corp.                                                                                              498,750
         7,000  Micron Technology, Inc.                                                                                  322,000
         6,000  Microsoft Corp.*                                                                                         361,500
        13,000  Motorola, Inc.                                                                                           367,250
         5,500  National Semiconductor Corp.*                                                                            221,375
         8,500  Scientific-Atlanta, Inc.                                                                                 540,813
         6,500  Wind River Systems, Inc.*                                                                                311,594
                                                                                                                       4,692,201
    SHARES
    OR FACE
    AMOUNT      COMPANY AND DESCRIPTION                                                                             MARKET VALUE
TRANSPORTATION & SERVICES-- 4.37%
        15,000  FEDEX Corp.*                                                                                             665,100
        20,000  Southwest Airlines Co.                                                                                   485,000
                                                                                                                       1,150,100
UTILITIES-- 1.50%
         4,500  Enron Corp.                                                                                              394,312

TOTAL COMMON STOCKS                                                                                                   17,241,550
(Cost $14,012,615)

CONVERTIBLE PREFERRED STOCKS-- 5.07%
        69,400  ICO Holdings, Inc.                                                                                       832,800
        23,000  Lomak Petroleum, Inc.*                                                                                   500,250

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                     1,333,050
(Cost $1,879,996)

CORPORATE BONDS-- 21.20%
$      100,000  Adelphia Communications Corp., 9.875% due 3-1-07                                                          94,500
       470,000  Argosy Gaming Co., 10.75% due 6-1-09                                                                     494,087
       665,000  Callon Petroleum Co., 10.125% due 9-15-02                                                                641,725
       320,000  Fairchild Semiconductor Corp., 10.125% due 3-15-07                                                       321,600
       640,000  Frontier Oil Corp., 9.125% due 2-15-06                                                                   579,200
       200,000  HS Resources, Inc., 9.875% due 12-1-03                                                                   202,000
       200,000  Interface, Inc., 9.50% due 11-15-05                                                                      192,000
       360,000  Key Energy Group, Inc., 14.00% due 1-15-09                                                               411,300
        50,000  Mandalay Resort Group, 6.75% due 7-15-03                                                                  47,000
        50,000  Mandalay Resort Group, 10.25% due 8-1-07                                                                  51,813
       100,000  Mastec, Inc., 7.75% due 2-1-08                                                                            95,500
       100,000  McDermott International, 9.375% due 3-15-02                                                               85,694
       200,000  MGM Grand, Inc., 9.75% due 6-1-07                                                                        208,000
        50,000  Park Place Entertainment Corp., 8.875% due 9-15-08                                                        49,750
       330,000  Republic Group, Inc., 9.50% due 7-15-08                                                                  332,063
       100,000  Rogers Communications, Inc., 9.125% due 1-15-06                                                          100,500
       100,000  Swift Energy, 10.25% due 8-1-09                                                                          103,250
       100,000  Triton Energy Ltd. Co., 9.25% due 4-15-05                                                                102,125
     1,190,000  United Refining Co., 10.75% due 6-15-07                                                                  791,350
        25,000  Williams Communication, 10.875% due 10-1-09                                                               23,000
       800,000  Wiser Oil Co., 9.50% due 5-15-07                                                                         652,000

TOTAL CORPORATE BONDS                                                                                                  5,578,457
(Cost $5,980,398)

CONVERTIBLE CORPORATE BONDS-- 6.79%
$    1,099,000  Allwaste, Inc., 7.25% due 6-1-14                                                              $           87,920
     1,192,000  Exide Corp., 2.90% due 12-15-05                                                                          560,240
     1,365,000  HMT Technology Corp., 5.75% due 1-15-04                                                                  580,125
     1,115,000  Intevac, Inc., 6.50% due 3-1-04                                                                          558,894

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                      1,787,179
(Cost $3,825,810)

TOTAL INVESTMENTS-- 98.59%                                                                                            25,940,236
(Cost $25,698,819)

Other assets less liabilities-- 1.41%                                                                                    371,170

TOTAL NET ASSETS-- 100.00%                                                                                    $       26,311,406

The identified cost of investments owned at September 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $241,417, which is comprised of unrealized appreciation of $4,180,566 and unrealized depreciation of $3,939,149.

*Non-income producing security

See accompanying Notes to Financial Statements.


Buffalo
Equity Fund

SCHEDULE OF INVESTMENTS
September 30, 2000 (unaudited)
SHARES          COMPANY                                                                                             MARKET VALUE
COMMON STOCKS-- 97.28%
CAPITAL GOODS-- 2.86%
        20,900  Tyco International Ltd.                                                                       $        1,084,187

CONSUMER CYCLICAL-- 14.65%
         9,700  Apollo Group, Inc.*                                                                                      386,788
        46,700  Barnes & Noble, Inc.*                                                                                    919,406
        56,600  Carnival Corp.                                                                                         1,393,775
         6,500  DeVry, Inc.*                                                                                             244,562
        21,250  Elcor Corp.                                                                                              308,125
        36,550  Ethan Allen Interiors, Inc.                                                                            1,034,822
        16,500  Fairfield Communities, Inc.*                                                                             167,063
        14,000  ITT Educational Services, Inc.*                                                                          379,750
        72,400  ServiceMaster (The) Co.                                                                                  714,950
                                                                                                                       5,549,241
CONSUMER STAPLES-- 9.44%
        22,000  McDonald's Corp.                                                                                         664,125
        30,200  PepsiCo, Inc.                                                                                          1,389,200
        41,100  Sara Lee Corp.                                                                                           834,844
        26,000  Viad Corp.                                                                                               690,625
                                                                                                                       3,578,794
ENERGY -- 2.15%
        13,600  Royal Dutch Petroleum Co.                                                                                815,150
FINANCIAL-- 18.30%
        19,200  Allstate Corp.                                                                                           667,200
        28,000  American Express Co.                                                                                   1,701,000
        19,200  Bank of America Corp.                                                                                  1,005,600
        27,000  Fleet Boston Financial Corp.                                                                           1,053,000
         7,500  Northern Trust Corp.                                                                                     666,562
        18,900  PNC Bank Corp.                                                                                         1,228,500
        11,400  Wilmington Trust Corp.                                                                                   611,325
                                                                                                                       6,933,187
HEALTH CARE-- 12.75%
        30,400  Abbott Laboratories                                                                                    1,445,900
        10,500  Johnson & Johnson                                                                                        986,344
        17,100  Merck & Company, Inc.                                                                                  1,272,881
        24,200  Schering-Plough Corp.                                                                                  1,125,300
                                                                                                                       4,830,425

    SHARES
   OR FACE
    AMOUNT      COMPANY AND DESCRIPTION                                                                             MARKET VALUE
TECHNOLOGY-- 25.77%
        13,600  Analog Devices*                                                                               $        1,122,850
        68,000  Atmel Corp.*                                                                                           1,032,750
        31,200  Cisco Systems, Inc.*                                                                                   1,723,800
        32,700  Diebold, Inc.                                                                                            868,594
        16,900  Microsoft Corp.*                                                                                       1,018,225
        20,600  Scientific-Atlanta, Inc.                                                                               1,310,675
        30,500  Sungard Data System, Inc.*                                                                             1,305,781
        28,800  Wind River Systems, Inc.*                                                                              1,380,600
                                                                                                                       9,763,275
TRANSPORTATION & SERVICES-- 6.71%
        28,700  FEDEX Corp.*                                                                                           1,272,558
        52,425  Southwest Airlines Co.                                                                                 1,271,306
                                                                                                                       2,543,864
UTILITIES-- 4.65%
        20,100  Enron Corp.                                                                                            1,761,263

TOTAL COMMON STOCKS                                                                                                   36,859,386
(Cost $26,659,326)

REPURCHASE AGREEMENT-- 2.77%
$    1,050,000  UMB Bank, n.a., 5.95% due 10-2-00
                  (Collateralized by U.S. Treasury Notes,
                  6.125% due 12-31-01 with a value of $1,092,653)                                                      1,050,000
(Cost $1,050,000)

TOTAL INVESTMENTS-- 100.05%                                                                                           37,909,386
(Cost $27,709,326)

Other assets less liabilities-- (0.05%)                                                                                 (20,214)

TOTAL NET ASSETS-- 100.00%                                                                                    $       37,889,172

The identified cost of investments owned at September 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $10,200,060, which is comprised of unrealized appreciation of $11,197,825 and unrealized depreciation of $997,765.

*Non-income producing security

See accompanying Notes to Financial Statements.


Buffalo
High Yield Fund

SCHEDULE OF INVESTMENTS
September 30, 2000 (unaudited)
    SHARES
   OR FACE
    AMOUNT      COMPANY AND DESCRIPTION                                                                             MARKET VALUE
COMMON STOCKS-- 3.52%
        25,641  Key Energy Group, Inc.*                                                                       $          251,603
        13,326  Micron Technology, Inc.                                                                                  612,996
        34,548  Purina Mills, Inc.*                                                                                      336,843
        46,096  Southern Mineral Corp.                                                                                   152,693

TOTAL COMMON STOCKS                                                                                                    1,354,135
(Cost $1,962,380)

CONVERTIBLE PREFERRED STOCKS-- 12.11%
        26,550  Bethlehem Steel Corp.                                                                                    325,238
        77,800  ICO Holdings, Inc.                                                                                       933,600
        35,175  Kmart Financing I                                                                                      1,094,822
        14,870  Lomak Financing Trust                                                                                    323,422
        38,000  Tesoro Petroleum Corp.                                                                                   399,000
        35,600  TXI Capital Trust I                                                                                    1,092,475
        10,000  Unocal Corp.                                                                                             483,750

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                     4,652,307
(Cost $6,916,821)

CORPORATE BONDS-- 57.15%
$      250,000  Adelphia Communications Corp., 9.875% due 3-1-07                                                         236,250
       995,000  Argosy Gaming, 10.75% due 6-1-09                                                                       1,045,994
       300,000  Bio-Rad Laboratories, 11.625% due 2-15-07                                                                315,750
     1,510,000  Callon Petroleum Co., 10.125% due 9-15-02                                                              1,457,150
       750,000  Cherokee International, 10.50% due 5-1-09                                                                693,750
       470,000  Exide Corp., 10.00% due 4-15-05                                                                          359,550
       610,000  Fairchild Semiconductor Corp., 10.125% due 3-15-07                                                       613,050
       250,000  Fairchild Semiconductor Corp., 10.375% due 10-1-07                                                       254,062
     2,000,000  Frontier Oil Corp., 9.125% due 2-15-06                                                                 1,809,000
       655,000  Giant Industries, Inc., 9.75% due 11-15-03                                                               650,088
       765,000  HS Resources, Inc., 9.875% due 12-1-03                                                                   772,650
       840,000  ICO Holdings, Inc., 10.375% due 6-1-07                                                                   814,800
       300,000  Interface, Inc., 9.50% due 11-15-05                                                                      288,000
       100,000  Interface, Inc., 7.30% due 4-1-08                                                                         86,500
       485,000  Key Energy Group, Inc., 14.00% due 1-15-09                                                               554,112
        96,000  Kmart Corp., 9.78% due 1-5-20                                                                             91,944
       975,000  King Pharmacy, Inc., 10.75% due 2-15-09                                                                1,033,500
       550,000  Luigino's, Inc., 10.00% due 2-1-06                                                                       437,250
        50,000  Mandalay Resort Group, 6.75% due 7-15-03                                                                  47,000
       350,000  Mandalay Resort Group, 10.25% due 8-01-07                                                                362,688
       100,000  Mandalay Resort Group, 9.50% due 8-1-08                                                                  102,500
       200,000  Mastec, Inc., 7.75% due 2-1-08                                                                           191,000
       250,000  McDermott International, 9.375% due 3-15-02                                                              214,236
       375,000  MGM Grand, Inc., 9.75% due 6-1-07                                                                        390,000
       335,000  Packaging Corp. of America, 9.625% due 4-1-09                                                            340,863
       250,000  Park Place Entertainment, 8.875% due 9-15-08                                                             248,750
       950,000  Pilgrim's Pride Corp., 10.875% due 8-1-03                                                                959,500
       685,000  Plains Resources, Inc., 10.25% due 3-15-06                                                               698,700
     1,325,000  Republic Group, Inc., 9.50% due 7-15-08                                                                1,333,281
       250,000  Rogers Communications, Inc., 9.125% due 1-15-06                                                          251,250
       500,000  Royal Carribean Cruises Ltd., 7.50% due 10-15-27                                                         399,710
     1,300,000  Specialty Retailers, Inc., 9.00% due 7-15-07                                                              16,250
       100,000  Swift Energy Co., 10.25% due 8-1-09                                                                      103,250
       975,000  Telecommunications Techniques Co. LLC, 9.75% due 5-15-08                                                 921,375
       250,000  Triton Energy Ltd. Co., 9.25% due 4-15-05                                                                255,312
     1,880,000  United Refining Co., 10.75% due 6-15-07                                                                1,250,200
       500,000  Warner Chilcott Laboratories, 12.625% due 2-15-08                                                        517,500
       200,000  Williams Communication, 11.70% due 8-1-08                                                                192,000
       300,000  Williams Communication, 11.875% due 11-1-10                                                              286,500
     1,675,000  Wiser Oil Co., 9.50% due 5-15-07                                                                       1,365,125

TOTAL CORPORATE BONDS                                                                                                 21,960,390
(Cost $23,492,514)

CONVERTIBLE CORPORATE BONDS-- 22.45%
     1,076,000  Allwaste, Inc., 7.25% due 6-1-14                                                                          86,080
     1,250,000  Exide Corp., 2.90% due 12-15-05                                                                          587,500
     3,430,000  HMT Technology Corp., 5.75% due 1-15-04                                                                1,410,250
     2,555,000  Intevac, Inc., 6.50% due 3-1-04                                                                        1,280,694
     1,250,000  Key Energy Group, Inc., 5.00% due 9-15-04                                                              1,031,250
     2,540,000  Lomak Petroleum, Inc., 6.00% due 2-1-07                                                                1,733,550
       796,000  Moran Energy, Inc., 8.75% due 1-15-08                                                                    716,400
       400,000  OHM Corp., 8.00% due 10-1-06                                                                             344,500
       200,000  Southern Mineral Corp., 6.875% due 10-1-07                                                                70,000
     1,090,000  Sunrise Assisted Living, Inc., 5.50% due 6-15-02                                                         976,912
     1,500,000  Western Digital Corp., zero cpn. due 2-18-18                                                             391,875

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                      8,629,011
(Cost $13,146,632)

TOTAL INVESTMENTS-- 95.23%                                                                                            36,595,843
(Cost $45,518,347)

Other assets less liabilities-- 4.77%                                                                                  1,832,490

TOTAL NET ASSETS-- 100.00%                                                                                    $       38,428,333

The identified cost of investments owned at September 30, 2000, was the same for federal income tax and book purposes.

Net unrealized depreciation for federal income tax purposes was $8,922,504, which is comprised of unrealized appreciation of $1,015,276 and unrealized depreciation of $9,937,780.

*Non-income producing security

See accompanying Notes to Financial Statements.


Buffalo
Small Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2000 (unaudited)
SHARES          COMPANY                                                                                             MARKET VALUE
COMMON STOCKS-- 91.95%
BASIC MATERIALS-- 1.88%
        27,500  Texas Industries, Inc.                                                                        $          876,562

CONSUMER CYCLICAL-- 34.78%
        30,000  AHL Services, Inc.*                                                                                      258,750
        22,000  Apollo Group, Inc.*                                                                                      448,250
       125,000  Argosy Gaming Co.*                                                                                     2,265,625
        29,300  Brunswick Corp.                                                                                          534,725
        64,000  Coachmen Industries, Inc.                                                                                668,000
        65,700  Education Management Corp.*                                                                            1,769,794
       157,500  Edutrek International Cl. A*                                                                             403,594
        60,000  Elcor Corp.                                                                                              870,000
        37,400  Ethan Allen Interiors, Inc.                                                                            1,058,888
        87,500  First Service Corp.*                                                                                   1,137,500
        45,000  Harrahs Entertainment, Inc.*                                                                           1,237,500
        55,400  Hollinger International, Inc. Cl. A                                                                      927,950
        27,900  Interface, Inc. Cl. A                                                                                    222,328
        59,200  ITT Educational Services, Inc.*                                                                        1,605,800
         9,200  Liz Claiborne, Inc.                                                                                      354,200
        50,000  Royal Caribbean Cruises Ltd.                                                                           1,287,000
        53,500  Strayer Education, Inc.                                                                                1,170,312
                                                                                                                      16,220,216
CONSUMER STAPLES-- 1.27%
        46,600  Dial Corp.                                                                                               541,725
        12,500  Stamps.com. Inc.*                                                                                         48,047
                                                                                                                         589,772
ENERGY -- 4.62%
        24,100  Callon Petroleum Co.*                                                                                    381,081
       120,500  Frontier Oil Corp.*                                                                                      888,688
        30,000  ICO Holdings, Inc.                                                                                        60,000
        75,000  McDermott International, Inc.                                                                            825,000
                                                                                                                       2,154,769
FINANCIAL-- 10.06%
        13,500  Everest Reinsurance Holdings, Inc.                                                                       668,250
        12,700  H & R Block, Inc.                                                                                        470,694
        26,500  Compass Bancshares, Inc.                                                                                 516,750
        10,200  Gabelli Asset Management*                                                                                306,000
        22,600  Heller Financial, Inc. Cl. A                                                                             645,513
        12,000  Stancorp Financial Group                                                                                 513,000
        14,400  Susquehanna Bancshares, Inc.                                                                             219,600
        11,500  Waddell & Reed Financial, Inc. Cl. A                                                                    356,500
         5,000  Waddell & Reed Financial, Inc. Cl. B                                                                     155,000
        15,700  Wilmington Trust Corp.                                                                                   841,912
                                                                                                                       4,693,219
HEALTH CARE-- 16.41%
        30,000  Galen Holdings*                                                                                        1,447,500
        17,200  Human Genome Sciences, Inc.*                                                                           2,977,750
        50,500  King Pharmaceuticals, Inc.*                                                                            1,688,594
         6,300  PE Corp-Celera Genomics Group*                                                                           627,637
        57,100  Quintiles Transnational Corp.*                                                                           910,031
                                                                                                                       7,651,512
TECHNOLOGY-- 21.17%
        11,500  Advent Software, Inc.*                                                                                   803,563
        15,965  Applied Materials, Inc.*                                                                                 946,924
        23,500  Applied Science & Technology*                                                                            346,625
        52,800  Atmel Corp.*                                                                                             801,900
        58,500  Cadence Design System, Inc.*                                                                           1,502,719
        13,000  Ciena Corp.*                                                                                           1,596,563
        25,000  Copper Mountain Networks, Inc.*                                                                          937,500
        25,400  Diebold, Inc.                                                                                            674,687
       314,900  HMT Technology Corp.*                                                                                  1,092,309
        33,900  Meta Group, Inc.*                                                                                        419,512
        18,700  National Semiconductor Corp.*                                                                            752,675
                                                                                                                       9,874,977
TRANSPORTATION-- 1.76%
        40,900  Midwest Express Holdings*                                                                                823,113

TOTAL COMMON STOCKS                                                                                                   42,884,140
(Cost $31,857,287)

         FACE
        AMOUNT  DESCRIPTION                                                                                         MARKET VALUE
REPURCHASE AGREEMENT-- 8.96%
$ 4,180,000 UMB Bank, n.a., 5.95% due 10-2-00
                   (Collateralized by U.S. Treasury Notes,
                   5.50% due 12-31-00 with a value of $4,296,629)                                             $        4,180,000
(Cost $4,180,000)

TOTAL INVESTMENTS-- 100.91%                                                                                           47,064,140
(Cost $36,037,287)

Other assets less liabilities-- (0.91%)                                                                                (426,825)

TOTAL NET ASSETS-- 100.00%                                                                                    $       46,637,315

The identified cost of investments owned at September 30, 2000, was the same for federal income tax and book purposes.

Net unrealized appreciation for federal income tax purposes was $11,026,852, which is comprised of unrealized appreciation of $13,719,749 and unrealized depreciation of $2,692,897.

*Non-income producing security

See accompanying Notes to Financial Statements.


Buffalo
USA Global Fund

SCHEDULE OF INVESTMENTS
September 30, 2000 (unaudited)
SHARES          COMPANY                                                                                             MARKET VALUE
COMMON STOCKS-- 95.43%
BASIC MATERIALS-- 3.71%
        28,100  Praxair, Inc.                                                                                 $        1,050,237
        27,800  Sigma-Aldrich Corp.                                                                                      917,400
                                                                                                                       1,967,637
CAPITAL GOODS-- 3.85%
        19,450  Boeing Co.                                                                                             1,225,350
        23,700  Teleflex, Inc.                                                                                           814,688
                                                                                                                       2,040,038
CONSUMER CYCLICAL-- 6.94%
       106,900  Interface, Inc. Cl. A                                                                                    851,859
        32,500  Korn/Ferry International*                                                                              1,228,906
        77,700  Lear Corp.*                                                                                            1,597,706
                                                                                                                       3,678,471
CONSUMER STAPLES-- 20.20%
        25,200  Bestfoods, Inc.                                                                                        1,833,300
        28,100  Coca-Cola Co.                                                                                          1,549,013
        37,700  Gillette Co.                                                                                           1,163,987
        55,600  McDonald's Corp.                                                                                       1,678,425
        21,300  Procter & Gamble Co.                                                                                   1,427,100
        83,500  Sara Lee Corp.                                                                                         1,696,094
        18,200  Wrigley, (Wm.) Jr. Co.                                                                                 1,362,725
                                                                                                                      10,710,644
FINANCIAL-- 8.38%
        32,600  AFLAC, Inc.                                                                                            2,088,438
        24,600  American International Group, Inc.                                                                     2,353,912
                                                                                                                       4,442,350
HEALTH CARE-- 16.04%
        32,000  American Home Products Corp.                                                                           1,810,000
        33,200  Bristol-Myers Squibb Co.                                                                               1,896,550
        19,400  Johnson & Johnson                                                                                      1,822,387
        64,500  Quintiles Transnational Corp.*                                                                         1,027,969
        41,900  Schering-Plough Corp.                                                                                  1,948,350
                                                                                                                       8,505,256
TECHNOLOGY-- 36.31%
        19,100  Analog Devices, Inc.*                                                                                  1,576,944
        47,001  Applied Materials, Inc.*                                                                               2,787,747
        42,400  Applied Science & Technology, Inc.*                                                                      625,400
        75,500  Cadence Design System*                                                                                 1,939,406
        50,000  Cisco Systems, Inc.*                                                                                   2,762,500
        39,500  Citrix Systems, Inc.*                                                                                    792,469
        29,900  Dallas Semiconductor                                                                                     982,963
        33,000  Intel Corp.                                                                                            1,371,562
       114,600  Intevac, Inc.*                                                                                           601,650
        30,600  Micron Technology, Inc.                                                                                1,407,600
        22,900  Microsoft Corp.*                                                                                       1,379,725
        28,600  Motorola, Inc.                                                                                           807,950
        47,600  National Semiconductor Corp.*                                                                          1,915,900
        50,200  Western Digital Corp.*                                                                                   294,925
                                                                                                                      19,246,741
TOTAL COMMON STOCKS                                                                                                   50,591,137
(Cost $39,157,386)

         FACE
        AMOUNT  DESCRIPTION                                                                                         MARKET VALUE

REPURCHASE AGREEMENT-- 4.61%
$2,445,000 UMB Bank, n.a., 5.95% due 10-2-00
                   (Collateralized by U.S. Treasury Notes,
                   5.50% due 12-31-00 with a value of $2,513,411)                                                      2,445,000
(Cost $2,445,000)

TOTAL INVESTMENTS-- 100.04%                                                                                           53,036,137
(Cost $41,602,386)

Other assets less liabilities-- (0.04%)                                                                                 (24,484)

TOTAL NET ASSETS-- 100.00%                                                                                    $       53,011,653

The identified cost of investments owned at September 30, 2000, was the same for federal income tax and book purposes. Net unrealized appreciation for federal income tax purposes was $11,433,751, which is comprised of unrealized appreciation of $14,472,577 and unrealized depreciation of $3,038,826.

*Non-income producing security

See accompanying Notes to Financial Statements.


STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 2000 (unaudited)
(In Thousands Except Per Share Data)
                                                                                                                           USA
                                                           BALANCED        EQUITY        HIGH YIELD      SMALL CAP        GLOBAL
                                                             FUND           FUND            FUND           FUND            FUND

ASSETS:
   Investments at cost                                 $       25,699  $      27,709  $      45,518  $       36,037  $      41,602

   Investments at value                                $       25,940  $      37,909  $      36,596  $       47,064  $      53,036
   Cash --                                                         --            266              5             153
   Receivables:
     Investments sold                                             210             --            817              71             --
     Dividends                                                     37             31             68              25             23
     Interest                                                     179             --            713               1              1
     Fund shares sold                                              --              8             --               8              8
       Total assets                                            26,366         37,948         38,460          47,174         53,221
LIABILITIES AND NET ASSETS:
   Cash overdraft                                                  33             28             --              --             --
   Payables:
     Management fees                                               22             31             32              36             44
     Investments purchased                                         --             --             --             501            165
       Total liabilities                                           55             59             32             537            209
NET ASSETS                                             $       26,311  $       37,88  $       38,42  $       46,637  $      53,012

NET ASSETS CONSIST OF:
   Capital (capital stock and
     paid-in capital)                                  $       27,460  $      23,798  $      50,485  $       30,958  $      36,194
   Accumulated undistributed net
     investment income                                             33             16            203            (18)            (6)
   Accumulated undistributed
     net realized gain (loss)
     from investment transactions                             (1,423)          3,875        (3,338)           4,670          5,390
   Net unrealized appreciation
     (depreciation) of investments                                241         10,200        (8,922)          11,027         11,434
NET ASSETS APPLICABLE TO
   OUTSTANDING SHARES                                  $       26,311  $      37,889  $      38,428  $       46,637  $      53,012

Capital shares, $1.00 par value:
   Authorized                                                  10,000         10,000         10,000          10,000         10,000

   Outstanding                                                  2,752          1,649          3,818           2,703          2,222

NET ASSET VALUE PER SHARE                              $         9.56  $       22.97  $       10.06  $        17.25  $       23.85

See accompanying Notes to Financial Statements.


STATEMENTS
OF OPERATIONS

Six Months Ended September 30, 2000 (unaudited)
(In Thousands)
                                                                                                                           USA
                                                           BALANCED        EQUITY        HIGH YIELD     SMALL CAP         GLOBAL
                                                             FUND           FUND            FUND           FUND            FUND
INVESTMENT INCOME:
   Dividends                                           $          179  $         188  $         340  $          106  $         182
   Interest                                                       500             34          1,799              88             87
   Foreign tax withheld                                            --            (3)             --              --             --
                                                                  679            219          2,139             194            269
EXPENSES:
   Management fees                                                138            174            202             196            262
   Registration fees                                               14             13             14              16             13
                                                                  152            187            216             212            275
     Net investment income (loss)                                 527             32          1,923            (18)            (6)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
   Net realized gain (loss) from
     investment transactions                                  (2,228)          1,217        (3,240)           1,394           (33)
   Net unrealized appreciation
     (depreciation) during
     the period on investments                                  1,678            502          2,753           3,397        (2,631)
     Net gain (loss) on investments                             (550)          1,719          (487)           4,791        (2,664)
     Net increase (decrease) in net assets
       resulting from operations                       $         (23)  $       1,751  $       1,436  $        4,773  $     (2,670)

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                                                                         Balanced Fund
                                                                                             Six months ended
                                                                                              September 30,
                                                                                                   2000             Year Ended
                                                                                                (unaudited)       March 31, 2000
OPERATIONS:
   Net investment income (loss)                                                          $             527    $              2,051
   Net realized gain (loss) from investment transactions                                           (2,228)                   1,173
   Net unrealized appreciation (depreciation) during
     the period on investments                                                                       1,678                   1,991
     Net increase (decrease) in net assets resulting
       from operations                                                                                (23)                   5,215
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                                             (833)                 (1,690)
   Net realized gain from investment transactions                                                       --                      --
     Total distributions to shareholders                                                             (833)                 (1,690)
CAPITAL SHARE TRANSACTIONS:*
   Shares sold                                                                                       1,068                   2,085
   Reinvested distributions                                                                            785                   1,455
                                                                                                     1,853                   3,540
   Shares repurchased                                                                              (3,930)                (18,187)
     Net increase (decrease) from capital share transactions                                       (2,077)                (14,647)
       Net increase (decrease) in net assets                                                       (2,933)                (11,122)
Net assets:
   Beginning of period                                                                              29,244                  40,366
   End of period                                                                         $          26,311    $             29,244

   Undistributed net investment income at end of period                                  $              33    $                339

*Fund share transactions:
   Shares sold                                                                                         110                     225
   Reinvested distributions                                                                             81                     161
                                                                                                       191                     386
   Shares repurchased                                                                                (405)                 (1,970)
     Net increase (decrease) in fund shares                                                          (214)                 (1,584)

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                                   Equity Fund                           High Yield Fund
                                                      Six Months Ended                       Six Months Ended
                                                        September 30,                          September 30,
                                                            2000             Year Ended            2000             Year Ended
                                                         (unaudited)       March 31, 2000       (unaudited)       March 31, 2000
OPERATIONS:
   Net investment income (loss)                      $               32  $              11   $           1,923  $            4,807
   Net realized gain (loss) from
     investment transactions                                      1,217              4,375              (3,240)                277
   Net unrealized appreciation
     (depreciation) during the
     period on investments                                          502              4,103               2,753              (2,570)
     Net increase (decrease) in net
       assets resulting from operations                           1,751              8,489               1,436               2,514
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                           (16)               (16)             (2,035)             (4,958)
   Net realized gain from
     investment transactions                                         --              (400)                  --                  --
     Total distributions to shareholders                           (16)              (416)             (2,035)             (4,958)
CAPITAL SHARE TRANSACTIONS:*
   Shares sold                                                    5,250              9,496               2,017               8,625
   Reinvested distributions                                          16                411               1,661               4,306
                                                                  5,266              9,907               3,678              12,931
   Shares repurchased                                           (2,774)           (15,905)             (8,426)            (24,765)
     Net increase (decrease) from
       capital share transactions                                 2,492            (5,998)             (4,748)            (11,834)
       Net increase (decrease)
         in net assets                                            4,227              2,075             (5,347)            (14,278)
Net assets:
   Beginning of period                                           33,662             31,587              43,775              58,053
   End of period                                     $           37,889  $          33,662   $          38,428  $           43,775

   Undistributed net investment
     income at end of period                         $               16  $              --   $             203  $              315

*Fund share transactions:
   Shares sold                                                      238                506                 199                 844
   Reinvested distributions                                           1                 22                 166                 369
                                                                    239                528                 365               1,213
   Shares repurchased                                             (127)              (855)               (836)             (2,330)
     Net increase (decrease)
       in fund shares                                               112              (327)               (471)              (1,11)

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                                Small Cap Fund                          USA Global Fund
                                                      Six Months Ended                       Six Months Ended
                                                        September 30,                          September 30,
                                                            2000             Year Ended            2000             Year Ended
                                                         (unaudited)       March 31, 2000       (unaudited)       March 31, 2000
OPERATIONS:
   Net investment income (loss)                      $             (18)  $            (58)   $             (6)  $             (66)

   Net realized gain (loss) from
     investment transactions                                      1,394              3,810                (33)              11,525

   Net unrealized appreciation
     (depreciation) during the
     period on investments                                        3,397              7,228             (2,631)               8,081
     Net increase (decrease) in
     net assets resulting from
     operations                                                   4,773             10,980             (2,670)              19,540

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                             --                 --                  --                (32)

   Net realized gain from
     investment transactions                                         --              (376)                  --             (1,793)

     Total distributions to
       shareholders                                                  --              (376)                  --             (1,825)

CAPITAL SHARE TRANSACTIONS:*
   Shares sold                                                   11,765             16,457               9,717              14,147
   Reinvested distributions                                          --                354                  --               1,764
                                                                 11,765             16,811               9,717              15,911
   Shares repurchased                                           (4,508)            (6,036)             (6,119)            (16,827)

     Net increase (decrease) from
       capital share transactions                                 7,257             10,775               3,598               (916)
       Net increase (decrease)
         in net assets                                           12,030             21,379                 928              16,799
Net assets:
   Beginning of period                                           34,607             13,228              52,084              35,285
   End of period                                     $           46,637  $          34,607   $          53,012  $           52,084

   Undistributed net investment
     income at end of period                         $             (18)  $              --   $             (6)  $               --

*Fund share transactions:
   Shares sold                                                      739              1,300                 392                 675
   Reinvested distributions                                          --                 29                  --                  86
                                                                    739              1,329                 392                 761
   Shares repurchased
                                                                  (286)              (472)               (253)               (847)

     Net increase (decrease)
       in fund shares                                               453                857                 139                (86)

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Investment Valuation -- Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined in good faith by the Board of Directors. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes -- The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. The Buffalo Balanced, Equity, High Yield, Small Cap and USA Global Funds designate $0, $1,600,799, $0, $0 and $4,470,133, respectively as long-term capital gain dividends. The Buffalo High Yield Fund has an accumulated net realized loss on sales of investments for federal income tax purposes of $98,388, which expires in 2007.

C. Options -- In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding written covered call options as of September 30, 2000 or any transactions during the period then ended.

D. Investment Transactions and Investment Income -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex- dividend date. Interest income is recognized on the accrual basis and includes accretion of market discounts. Premiums on debt securities are not amortized. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

E. Distributions to Shareholders -- Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amounts related to redemptions of shares as a part of the deduction for dividends paid for income tax purposes and deferral of post October and wash sale losses.

F. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. MANAGEMENT FEES:

Management fees are paid to Jones & Babson, Inc. at the rate of 1% per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment  transactions  for the period ended  September  30, 2000,  (excluding maturities of short-term  commercial  notes and repurchase  agreements)  were as follows:
Balanced Fund
   Purchases                                           $      7,363,587
   Proceeds from sales                                        9,901,648

Equity Fund
   Purchases                                           $      6,994,172
   Proceeds from sales                                        5,091,565

High Yield Fund
   Purchases                                           $      8,383,955
   Proceeds from sales                                       13,115,204

Small Cap Fund
   Purchases                                           $     15,152,267
   Proceeds from sales                                        7,560,771

USA Global Fund
   Purchases                                           $      8,810,119
   Proceeds from sales                                        3,370,961

This report has been prepared for the information of the Shareholders of the Buffalo Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                       Balanced Fund
                                                     For the six month
                                                       period ended
                                                      September 30,
                                                           2000                           YEARS ENDED March 31,
                                                        (unaudited)     2000         1999         1998          1997        1996

Net asset value, beginning of period                       $9.86        $8.87       $11.50        $10.57       $10.70       $10.06
   Income from investment operations:
     Net investment income                                (0.55)         0.57         0.66          0.65         0.72         0.65
     Net gains (losses) on
       securities (both realized
       and unrealized)                                    (0.20)         0.87       (1.86)          1.84         0.69         1.07
   Total from investment operations                       (0.75)         1.44       (1.20)          2.49         1.41         1.72
   Less distributions:
     Dividends from net
       investment income                                    0.45       (0.45)       (0.66)        (0.65)       (0.71)       (0.68)
     Distributions from capital gains                         --           --       (0.64)        (0.91)       (0.83)       (0.40)
     Distribution in excess
       of capital gains                                       --           --       (0.13)            --           --           --
   Total distributions                                      0.45       (0.45)       (1.43)        (1.56)       (1.54)       (1.08)
Net asset value, end of period                             $9.56        $9.86        $8.87        $11.50       $10.57       $10.70

Total return*                                            (0.01%)       16.78%     (10.49%)        24.76%       13.22%       17.87%



Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                             $26          $29          $40           $55          $44          $50
Ratio of expenses to
   average net assets**                                    1.10%        1.05%        1.04%         1.04%        1.05%        1.11%
Ratio of net investment income
   to average net assets**                                 3.82%        5.82%        6.19%         5.61%        6.20%        6.27%
Portfolio turnover rate                                      27%          33%          57%           61%          56%          61%

*Total return not annualized for periods less than one full year **Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                        Equity Fund
                                                                                                                           For the
                                                     For the six month                                                   period from
                                                       period ended                                                     May 19, 1995
                                                      September 30,                                                      (inception)
                                                           2000                  YEARS ENDED March 31,                  to March 31,
                                                        (unaudited)     2000         1999         1998          1997        1996
Net asset value, beginning of period                      $21.91       $16.95       $16.94        $13.93       $12.36       $10.14

   Income from investment operations:
     Net investment income                                (0.02)         0.01         0.04          0.08         0.15         0.21

     Net gains (losses) on
       securities (both realized
       and unrealized)                                      1.05         5.21         0.40          4.85         2.51         2.72

   Total from investment operations                         1.03         5.22         0.44          4.93         2.66         2.93
   Less distributions:
     Dividends from net
       investment income                                    0.03       (0.01)       (0.05)        (0.10)       (0.10)       (0.20)

     Distributions from capital gains                         --       (0.25)       (0.38)        (1.82)       (0.99)       (0.51)

     Distribution in excess
       of capital gains                                       --           --           --            --           --           --
   Total distributions                                      0.03       (0.26)       (0.43)        (1.92)       (1.09)       (0.71)

Net asset value, end of period                            $22.97       $21.91       $16.95        $16.94       $13.93       $12.36


Total return*                                              4.89%       31.07%        2.73%        36.97%       21.23%       29.11%




Ratios/Supplemental Data
Net assets, end of period
   (in millions)                                             $38          $34          $32           $35          $20           $5

Ratio of expenses to
   average net assets**                                    1.07%        1.05%        1.06%         1.09%        1.16%        1.06%

Ratio of net investment income
   to average net assets**                                 0.18%        0.04%        0.27%         0.56%        1.35%        2.55%

Portfolio turnover rate                                      15%          27%          83%           93%         123%          63%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                      High Yield Fund
                                                                                                                           For the
                                                     For the six month                                                   period from
                                                       period ended                                                     May 19, 1995
                                                      September 30,                                                      (inception)
                                                           2000                    YEARS ENDED March 31,                to March 31,
                                                        (unaudited)     2000         1999         1998          1997        1996
Net asset value, beginning of period                      $10.21       $10.74       $12.83        $11.73       $11.15       $10.14
   Income from investment operations:
     Net investment income                                (0.77)         1.05         0.93          0.79         0.82         0.53
     Net gains (losses) on
       securities (both realized
       and unrealized)                                    (0.13)       (0.54)       (2.18)          1.35         0.71         1.14
   Total from investment operations                       (0.90)         0.51       (1.25)          2.14         1.53         1.67
   Less distributions:
     Dividends from net
       investment income                                    0.75       (1.04)       (0.76)        (0.80)       (0.80)       (0.53)
     Distributions from capital gains                         --           --       (0.08)        (0.24)       (0.15)       (0.13)
   Total distributions                                      0.75       (1.04)       (0.84)        (1.04)       (0.95)       (0.66)
Net asset value, end of period                            $10.06       $10.21       $10.74        $12.83       $11.73       $11.15

Total return*                                              3.72%        4.83%      (9.92%)        18.63%       14.02%       16.67%



Ratios/Supplemental Data
Net assets, end of period (in millions)                      $38          $44          $58           $71          $20           $7
Ratio of expenses to
   average net assets**                                    1.07%        1.04%        1.05%         1.03%        1.13%        1.03%
Ratio of net investment income
   to average net assets**                                 9.52%        9.05%        7.76%         6.43%        7.63%        7.40%
Portfolio turnover rate                                      22%          16%          30%           24%          39%          25%

*Total return not  annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                      Small Cap Fund
                                                                                                                       For the
                                                                  For the six month                                  period from
                                                                    period ended                                   April 14, 1998
                                                                   September 30,               Year Ended             (inception)
                                                                        2000                    March 31,            to March 31,
                                                                     (unaudited)                  2000                   1999
Net asset value, beginning of period                                   $15.38                     $9.49                 $10.00
   Income from investment operations:
     Net investment income                                             (0.01)                    (0.03)                   0.04
     Net gains (losses) on
       securities (both realized
       and unrealized)                                                   1.88                      6.13                 (0.51)
   Total from investment operations                                      1.87                      6.10                 (0.47)
   Less distributions:
     Dividends from net
       investment income                                                   --                        --                 (0.04)
     Distributions from capital gains                                      --                    (0.21)                     --
   Total distributions                                                     --                    (0.21)                 (0.04)
Net asset value, end of period                                         $17.25                    $15.38                  $9.49

Total return*                                                          12.16%                    64.87%                (4.69%)



Ratios/Supplemental Data
Net assets, end of period (in millions)                                   $47                       $35                    $13
Ratio of expenses to
   average net assets**                                                 1.08%                     1.12%                  1.02%
Ratio of net investment income
   to average net assets**                                            (0.09%)                   (0.27%)                  0.59%
Portfolio turnover rate                                                   19%                       42%                    34%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout the period.
                                                                                      USA Global Fund
                                                                                                                           For the
                                                     For the six month                                                   period from
                                                       period ended                                                     May 19, 1995
                                                      September 30,                                                      (inception)
                                                           2000                    YEARS ENDED March 31,                to March 31,
                                                        (unaudited)     2000         1999         1998          1997        1996
Net asset value, beginning of period                      $25.01       $16.27       $17.29        $14.10       $11.36       $10.14
   Income from investment operations:
     Net investment income                                    --       (0.03)         0.06          0.07         0.08         0.15
     Net gains (losses) on
       securities (both realized
       and unrealized)                                    (1.16)         9.71       (0.51)          4.20         3.32         1.61
   Total from investment operations                       (1.16)         9.68       (0.45)          4.27         3.40         1.76
   Less distributions:
     Dividends from net
       investment income                                      --       (0.02)       (0.06)        (0.06)       (0.05)       (0.15)
     Distributions from capital gains                         --       (0.92)       (0.51)        (1.02)       (0.61)       (0.39)

   Total distributions                                        --       (0.94)       (0.57)        (1.08)       (0.66)       (0.54)
Net asset value, end of period                            $23.85       $25.01       $16.27        $17.29       $14.10       $11.36

Total return*                                            (4.64%)       60.72%      (2.52%)        31.33%       29.87%       17.49%



Ratios/Supplemental Data
Net assets, end of period (in millions)                      $53          $52          $35           $45          $27           $5
Ratio of expenses to
   average net assets**                                    1.05%        1.04%        1.05%         1.09%        1.13%        1.06%
Ratio of net investment income
   to average net assets**                               (0.02%)      (0.16%)        0.34%         0.47%        0.79%        1.94%
Portfolio turnover rate                                       6%          35%          42%           64%          88%         123%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Buffalo Mutual Funds

Balanced Fund
Equity Fund
High Yield Fund
Small Cap Fund
USA Global Fund

Buffalo Funds
Jones & Babson Distributors
A member of the Generali Group

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

Buffalo Funds
P.O. Box 419757
Kansas City, MO 64141-6757